PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Basis of Fair Value Measurements of Pension Plan Assets) (Details) - Defined Benefit Pension Plans - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 22,544	$ 23,401	$ 21,208
Subtotal	16,727	18,325
Investments measured at NAV	5,913	5,185
Pension Trust Receivables	29	27
Pension Trust Payables	(125)	(136)
Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Subtotal	8,326	9,187
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Subtotal	8,360	9,082
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41	56	106
Subtotal	41	56
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	877	772
Cash and Cash Equivalents | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	818	671
Cash and Cash Equivalents | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59	101
Cash and Cash Equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,735	9,306
Equity securities | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,748	7,949
Equity securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	948	1,317
Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	39	40	33
Equity securities | United States
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,493	3,755
Equity securities | United States | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,251	3,416
Equity securities | United States | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	241	339
Equity securities | United States | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0
Equity securities | Non-US
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,242	5,551
Equity securities | Non-US | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,497	4,533
Equity securities | Non-US | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	707	978
Equity securities | Non-US | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	38	40
Government debt
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,751	4,596
Government debt | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	285	158
Government debt | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,466	4,437
Government debt | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,929	3,300
Corporate bonds | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	411	351
Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,518	2,935
Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	14
Debt - asset-backed
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	90	101
Debt - asset-backed | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Debt - asset-backed | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89	100
Debt - asset-backed | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	1
Total fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,770	7,997
Total fixed income securities | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	696	509
Total fixed income securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,073	7,472
Total fixed income securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	16	17
Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(35)	(23)
Alternative Investments | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	21
Alternative Investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(53)	(44)
Alternative Investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0	56
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV	1,637	1,595
Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0
Investments measured at NAV	2,196	1,390
Private Equity Funds | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private Equity Funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private Equity Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	0
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19	21
Investments measured at NAV	2,080	2,200
Real Estate | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19	21
Real Estate | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Derivatives - asset position
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	451	261
Derivatives - asset position | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	2
Derivatives - asset position | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	434	259
Derivatives - asset position | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Derivatives - liability position
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(506)	(305)
Derivatives - liability position | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(19)	(2)
Derivatives - liability position | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	(487)	(303)
Derivatives - liability position | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	380	273
Other Investments | Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47	37
Other Investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	333	236
Other Investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0	$ 0